Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 5 – ACCOUNTS RECEIVABLE, NET

	As of	As of
	March 31, 2025	March 31, 2024
	USD	USD
Accounts receivable	8,624,756	7,770,556
Less: allowance for credit losses	(7,670,556)	(7,770,556)
Accounts receivable, net	954,200	—

The following table represent the movement of the allowance for credit losses:

	For the years ended March 31,
	2025	2024

Balance at the beginning of the year	7,770,556	400,759
(Recovery of) additions charged to credit losses	(100,000)	7,369,797
Balance at the end of the year	7,670,556	7,770,556